SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Cost - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract cost
Amortization expenses of contract cost assets	¥ 22,080,933	¥ 18,470,625	¥ 14,244,301